Newbuildings (Tables)	6 Months Ended
Jun. 30, 2014
Newbuildings [Abstract]
Construction in Progress [Table Text Block]
As of June 30, 2014, the remaining installments for these vessels are due to be paid as follows:

(in thousands of $)
Payable in 6 months to December 31, 2014	954.9
Payable in 12 months to December 31, 2015	275.6
1,230.5